Fair Value Measurements (Details)	9 Months Ended
Dec. 31, 2020 USD ($)
Assets held in Trust Account [Abstract]
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets held in Trust Account [Abstract]
Investments, Fair Value Disclosure	149,552,952
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Assets held in Trust Account [Abstract]
Investments, Fair Value Disclosure	149,551,026
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Assets held in Trust Account [Abstract]
Investments, Fair Value Disclosure	1,926
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets held in Trust Account [Abstract]
Investments, Fair Value Disclosure	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member]
Assets held in Trust Account [Abstract]
Investments, Fair Value Disclosure	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Assets held in Trust Account [Abstract]
Investments, Fair Value Disclosure	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets held in Trust Account [Abstract]
Investments, Fair Value Disclosure	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US Treasury Securities [Member]
Assets held in Trust Account [Abstract]
Investments, Fair Value Disclosure	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Assets held in Trust Account [Abstract]
Investments, Fair Value Disclosure	$ 0